.................................
                                               .          OMB APPROVAL         .
                                               .                               .
                                               .OMB Number:          3235-0006 .
                                               .Expires:      October 31, 2000 .
                                               .Estimated average              .
                                               .  burden hours per             .
                                               .  response:...............24.7 .
                                               .................................

    THIS FILING LISTS SECURITIES HOLDINGS THAT WERE REPORTED ON THE FORM 13F
     FILED ON MAY 15, 2000 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT
         AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON MAY 15, 2001.

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: March 31, 2000
                Check here if Amendment [X]; Amendment Number:     1
                                                              -----------
                        This Amendment (Check only one.):
                            [_]  is a restatement.
                            [X]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Satellite Asset Management, L.P.
Address:          10 East 50th Street, 21st Floor
                  New York, NY  10022

Form 13F File Number:  28-05307

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Brian S. Kriftcher
Title:            Chief Operating Officer and Principal
Phone:            (212) 209-2050

Signature, Place, and Date of Signing:

/s/ Brian S. Kriftcher
------------------------------------------------
Signature

New York, New York
------------------------------------------------
City, State

May 22, 2001
------------------------------------------------
Date

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

                                 Report Summary:


Number of Other Included Managers:

         0

Form 13F Information Table Entry Total:

         16

Form 13F Information Table Value Total:

         $327,242 (thousands)

List of Other Included Managers:

                  Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. If there are no entries in this list, state "NONE" and omit the column headings and list entries.

                  NONE

                                                     Form 13F Information Table
                                                  Satellite Asset Management, L.P.

                                                           March 31, 2000

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                Voting Authority
Name of Issuer            Title   CUSIP         Value      Shrs or  SH/PRN    Put/   Investment    Other        ----------------
--------------            -----   -----         -----      -------  ------    ----   ----------    -----
                          of                    (x$1000)   prn amt            Call   Discretion    Managers
                          --                    --------   -------            ----   ----------    --------
                          Class
                          -----                                                                             Sole     Shared     None
                                                                                                            ----     ------     ----

------------------------------------------------------------------------------------------------------------------------------------

3COM CORP COM             COM     885535104     2,781      50,000        SH           SOLE                  50,000


AMFM INC COM              COM     001693100     2,174      35,000        SH           SOLE                  35,000


BCE INC CAD COM NPV       COM     05534B109    23,908     190,600        SH           SOLE                 190,600


CHAMPION INTL CORP COM    COM     158525105     1,278      24,000        SH           SOLE                  24,000


CONCENTRIC NETWORK CORP   COM     20589R107    26,950     490,000        SH           SOLE                 490,000


CORNING INC COM           COM     219350105    50,846     262,092        SH           SOLE                 262,092


IPC COMMUNICATIONS INC    COM     44980K206    11,989      58,200        SH           SOLE                  58,200
COM STK


MEDIAONE GROUP INC COM    COM     58440J104    73,467     907,000        SH           SOLE                 907,000
STK


NETOPTRIX CORPORATION     COM     64116F103     6,870      40,000        SH           SOLE                  40,000


NORTEL NETWORKS CORP      COM     656569100    24,510     194,520        SH           SOLE                 194,520
NPV COM


SNYDER COMMUNICATION      COM     832914105     6,602     293,400        SH           SOLE                 293,400
INC SNC COM


SPRINT CORP USD 2.50 COM  COM     852061100     1,890      30,000        SH           SOLE                  30,000


TIME WARNER INC USD COM   COM     887315109    12,500     125,000        SH           SOLE                 125,000

U S TR CORP NEW COM       COM     91288L105     7,711      40,800        SH           SOLE                  40,800


US WEST INC COM STK       COM     91273H101    44,214     608,800        SH           SOLE                 608,800
(NEW)


WARNER LAMBERT CO         COM     934488107    29,552     303,100        SH           SOLE                 303,100


REPORT SUMMARY: 16 DATA RECORDS               327,242
